Securities - Summary of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debt securities, available-for-sale, amortized cost	$ 1
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on disposal of debt securities	$ 0	$ 0